Trade receivables	12 Months Ended
Dec. 31, 2017
Trade receivables
Trade receivables

Note 5 – Trade receivables

Trade receivables consist of the following:

	As of December 31,
Current trade receivables	2017	2016
Fixed and mobile services	9,232	8,210
Allowance for doubtful accounts	(596)	(633)

	8,636	7,577

Non-current trade receivables

Fixed and mobile services	12	208

Total trade receivables, net	8,648	7,785

Movements in the allowance for current doubtful accounts are as follows:

	Years ended December 31,
	2017	2016
At the beginning of the fiscal year	(633)	(386)
Additions –Bad debt expenses	(1,113)	(1,228)
Uses	1,162	989
Currency translation adjustments	(12)	(8)

At the end of the year	(596)	(633)